OTHER LONG-TERM ASSETS - Narrative (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands										1 Months Ended					3 Months Ended		12 Months Ended
	Dec. 19, 2017 USD ($) shares	Dec. 19, 2017 CAD ($)	Nov. 30, 2017 USD ($) shares	Nov. 30, 2017 USD ($) shares $ / shares	Nov. 30, 2017 CAD ($)	Jun. 30, 2017 USD ($) shares	Jun. 30, 2017 CAD ($)	Apr. 21, 2017 USD ($) shares	Apr. 21, 2017 CAD ($) $ / shares	Sep. 30, 2017 USD ($) shares day $ / shares	Sep. 30, 2017 CAD ($) day $ / shares	Aug. 31, 2017 USD ($)	Aug. 31, 2017 CAD ($) $ / shares shares	Jul. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 19, 2017 CAD ($) shares	Nov. 30, 2017 $ / shares	Nov. 30, 2017 CAD ($) shares	Oct. 17, 2017 USD ($) shares $ / shares	Oct. 17, 2017 CAD ($) shares	Sep. 30, 2017 CAD ($) shares $ / shares	Jun. 30, 2017 CAD ($) $ / shares shares	Apr. 21, 2017 CAD ($) shares $ / shares	Dec. 31, 2016 CAD ($) $ / shares shares
Investment [Line Items]
Purchase of available for sale investments and warrants | $																	$ 80,844	$ 0
Unrealized gain on available for sale investments, net of tax | $																	27,557
JDS Silver Holdings Inc. | Coeur Mining Inc.
Investment [Line Items]
Shares received in acquisition (in shares)																						6,502,708	6,502,708
Cash transferred in acquisition																						$ 4,608	$ 5,815
Metanor Resources Inc.
Investment [Line Items]
Investment shares/units acquired (in shares)	1,915,000							10,357,143											1,915,000							10,357,143
Share price of transaction (in CAD or AUD per share) | $ / shares																										$ 0.70
Number of common shares per each investment unit (in shares)								1																		1
Number of common share purchase warrants per each investment unit (in shares)								0.5																		0.5
Number of shares called by each warrant (in shares)								1																		1
Exercise price of investment warrant (in CAD per share) | $ / shares									$ 0.90
Purchase of available for sale investments and warrants	$ 1,071	$ 1,341						$ 5,370	$ 7,250
Available for sale investments	920							4,802											$ 1,151							$ 6,483
Warrant investment	$ 151							$ 568											$ 190							$ 767
Unrealized gain on available for sale investments, net of tax | $																	685
Unrecognised gains (losses) on warrant investments recorded in profit (loss) | $																	168
Bonterra Resources Inc.
Investment [Line Items]
Investment shares/units acquired (in shares)						17,857,000																			17,857,000
Share price of transaction (in CAD or AUD per share) | $ / shares																									$ 0.50
Purchase of available for sale investments and warrants						$ 6,878	$ 8,928
Available for sale investments						$ 6,878																			$ 8,928
Unrealized gain on available for sale investments, net of tax | $																	1,140
JDS Silver Holdings Inc.
Investment [Line Items]
Investment shares/units acquired (in shares)														1,804,489
Share price of transaction (in CAD or AUD per share) | $ / shares														$ 0.60													$ 1.20
Purchase of available for sale investments and warrants | $														$ 1,083
Available for sale investments																		$ 4,200									$ 5,639
Number of shares in entity held/owned (in shares)																		4,698,219									4,698,219
Coeur Mining Inc.
Investment [Line Items]
Unrealized gain on available for sale investments, net of tax | $																	4
Unrecognised gains (losses) on warrant investments recorded in profit (loss)															$ 793	$ 1,008
Coeur Mining Inc. | JDS Silver Holdings Inc.
Investment [Line Items]
Share price of transaction (in CAD or AUD per share) | $ / shares																						$ 7.46
Shares received in acquisition (in shares)																						198,217	198,217
Novo Resources Corp.
Investment [Line Items]
Investment shares/units acquired (in shares)										14,000,000			11,830,268											14,000,000
Share price of transaction (in CAD or AUD per share) | $ / shares													$ 1.60											$ 4.00
Number of common shares per each investment unit (in shares)										1														1
Number of common share purchase warrants per each investment unit (in shares)										1														1
Number of shares called by each warrant (in shares)										1														1
Exercise price of investment warrant (in CAD per share) | $ / shares											$ 6.00
Purchase of available for sale investments and warrants										$ 45,855	$ 56,000	$ 15,121	$ 18,928
Available for sale investments										35,996														$ 43,960
Warrant investment										$ 9,859														$ 12,040
Unrealized gain on available for sale investments, net of tax | $																	25,857
Unrecognised gains (losses) on warrant investments recorded in profit (loss) | $																	$ 1,267
Number of shares in entity held/owned (in shares)															25,830,268	25,830,268	25,830,268
Warrant investments, accelerated expiry, threshold trading price (in USD per share) | $ / shares										$ 12.00
Warrant investments, accelerated expiry, threshold consecutive trading days | day										20	20
Warrant investments, accelerated expiry, notice period | day										30	30
Number of warrants in entity held/owned (in shares)															14,000,000	14,000,000	14,000,000
De Grey Mining Limited
Investment [Line Items]
Investment shares/units acquired (in shares)			33,333,333	33,333,333																	33,333,333
Share price of transaction (in CAD or AUD per share) | $ / shares																				$ 0.15
Number of common shares per each investment unit (in shares)			1	1																	1
Number of common share purchase warrants per each investment unit (in shares)			1	1																	1
Exercise price of investment warrant (in CAD per share) | $ / shares				$ 0.20
Purchase of available for sale investments and warrants			$ 3,843		$ 4,932
Available for sale investments			2,747	$ 2,747																	$ 3,670
Warrant investment			$ 1,096	$ 1,096																	$ 1,263
Unrealized gain on available for sale investments, net of tax | $																	$ 1,236
Unrecognised gains (losses) on warrant investments recorded in profit (loss) | $																	$ 183